                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933


                     Pre-Effective Amendment No. _________

                     Post-Effective Amendment No. ________

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                           Amendment No. ___________

                       (Check Appropriate Box or Boxes)
                               e-navigator Fund
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)
   500 Boylston Street, Boston, Massachusetts                  02116
-----------------------------------------------     ---------------------------
    (Address of Principal Executive Offices)                 (Zip Code)
                               (800) (333-3204)
--------------------------------------------------------------------------------
             (Registrant's Telephone Number, Including Area Code)
                            Frederick K. Zimmermann
                              501 Boylston Street
                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)
As soon as practicable after the effective date of this Registration Statement
--------------------------------------------------------------------------------
                (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[_]  Immediately upon filing pursuant     [_] On (date) pursuant to paragraph
     to paragraph (b)                         (b)


[_]  60 days after filing pursuant to     [_] On (date) pursuant  to paragraph
     paragraph (a)(1)                         (a)(1)


[_]  75 days after filing pursuant to     [_] On (date) pursuant to paragraph
     paragraph (a)(2)                         (a)(2) of rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8, may determine.

                               e~navigator Fund
                             CROSS REFERENCE SHEET
                          ITEMS REQUIRED BY FORM N-1A
Part A-
Item No.  Item Caption                      Prospectus Caption

   1.  Cover Page                            Cover Page
   2.  Synopsis                              Summary of Expenses
   3.  Condensed Financial Information       Not Applicable
   4.  General Description of the Registrant The Fund's Investment Objective;
                                             Investment Policies; Two-Tiered
                                             Structure; Investment Restrictions
                                             and Organization and History
   5.  Management of the Fund                How the Fund and the Portfolio are
                                             Managed
   5A. Management's Discussion of Fund       Not Applicable
       Performance
   6.  Capital Stock and Other Securities    Organization and History; How the
                                             Fund and the Portfolio are Managed;
                                             Distributions and Taxes
   7.  Purchase of Securities Being Offered  How the Fund and the Portfolio are
                                             Managed; How to Buy Shares
   8.  Redemption or Repurchase              How to Redeem Shares
   9.  Pending Legal Proceedings             Not Applicable

Part B-                                      Statement of Additional Information
Item No.  Item Caption                       Caption

  10.  Cover Page                            Cover Page
  11.  Table of Contents                     Table of Contents
  12.  General Information and History       Not Applicable
  13.  Investment Objective and Policies     Investment Objective; Investment
                                             Policies; Investment Restrictions
  14.  Management of the Fund                Management of the Fund
  15.  Control Persons and Principal
       Holders of Securities                 Principal Holder of Securities
  16.  Investment Advisory and Other         Management of the Fund
       Services
  17.  Brokerage Allocation and Other        Portfolio Transactions
       Practices
  18.  Capital Stock and Other Securities    Shareholder Rights
  19.  Purchase, Redemption and Pricing of   Purchases, Redemptions and
       Securities Being Offered              Rebalancing Transactions
  20.  Tax Status                            Dividends and Tax Matters
  21.  Underwriters                          Management of the Fund
  22.  Calculation of Performance Data       Yield Information
  23.  Financial Statements                  Not Applicable

[_______________], 1998

e~navigator Fund

PROSPECTUS

e~navigator Fund (the "Fund") is a money market mutual fund. Money transmitted by customers (each an "e~navigator Customer") who open an e~navigator Electronic Money Management Account (the "Electronic Money Management Account") is automatically invested, in the e~navigator Customer's name, in shares of the Fund.

This booklet is the Prospectus of the Fund. It contains basic information about the Fund that you should know before transmitting money into your Electronic Money Management Account. You should save this Prospectus for future reference.

The Fund's investment objective is to provide as high a level of current income (before Fund expenses) as is consistent with the preservation of capital and liquidity.

Unlike a traditional mutual fund that invests directly in individual securities, the Fund currently seeks to achieve its objective by investing all of its investible assets in Cortland General Money Market Fund, a money market fund that has the same investment objective and substantially the same investment policies as the Fund (the "Portfolio").

The Portfolio is a portfolio of Cortland Trust, Inc. ("Cortland"). Except for certain separate expenses borne by the Fund, the Fund's investment experience will correspond directly to that of the Portfolio for so long as the Fund invests all of its investible assets in the Portfolio. The Portfolio is managed by Reich & Tang Asset Management L.P. (the "Manager").

A Statement of Additional Information relating to the Fund dated [          ],
1998 (the "Statement of Additional Information") and a Statement of Additional Information relating to the Portfolio (the "Portfolio Statement of Additional Information") have been filed with the Securities and Exchange Commission (the "SEC") and are incorporated in this Prospectus by reference. The Statement of Additional Information and the Portfolio Statement of Additional Information are available upon request and without charge by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116, by calling toll free at (800) 333-3204 or from the e~navigator web site (http://www.enavigator.com). The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Portfolio Statement of Additional Information and other reports and information regarding the Fund and Cortland which have been filed electronically with the SEC. The Fund and Cortland are registered with the SEC as diversified open-end management investment companies.

An investment in the Fund is not insured or guaranteed by the U.S. Government. There can be no assurance that the $1.00 net asset value per share will be maintained.

An investment in the Fund is not a deposit or obligation of, or guaranteed or endorsed by, any bank and is not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

The Fund offers two classes of shares: Class A and Class B. The first $5,000 of an e~navigator Customer's investment in the Fund will be invested in Class A shares; any excess will be invested in Class B shares. Each day, after processing any purchases (including reinvested dividends) and redemptions, if any, the Fund will (1) automatically exchange Class A shares for Class B shares in each Electronic Money Management Account to the extent necessary to reduce the value of Class A shares in such account to $5,000, or (2) automatically exchange Class B shares for Class A Shares in each Electronic Money Management Account to the extent necessary to increase the value of Class A shares in such account to $5,000. For a more complete discussion of this process, see "Rebalancing Transactions."

The Fund bears a higher level of expenses than most other money market funds. In addition to an annual fee of $24.00 charged to each e~navigator Customer for use of the e~navigator Financial Organizer (the software package required to access the Electronic Money Management Account) and other expenses of operating the Fund, the Fund pays a fee of 5.00% of its average daily net assets attributable to Class A shares for the services provided in connection with the Electronic Money Management Account. Under current market and interest rate conditions, the expenses of the Fund are expected to be greater than the yield from the Fund's investment in the Portfolio attributable to Class A shares. Therefore, the Fund does not currently expect to pay any dividends to e~navigator Customers on Class A shares.

                   --------------------------------------
                          NOT           MAY LOSE VALUE.
                     FDIC-INSURED.          NO BANK
                                           GUARANTEE.
                   --------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund.

This table summarizes estimated expenses in the Fund's first full fiscal year. The table may help you to understand the costs and expenses that you could bear directly or indirectly as an investor in the Fund. The table includes expenses of the Portfolio (based on the Portfolio's most recent fiscal year), which indirectly are borne by investors in the Fund. See "How the Fund and the Portfolio are Managed" and "12b-1 Plan" for more complete descriptions of the Fund's and the Portfolio's various costs and expenses.

Annual Operating Expenses (as a % of average net assets)

                                          Class A      Class B

Management Fees(1)                        0.77%        0.77%
12b-1 fees(2)                             0.25%        0.25%
Other expenses
  e~navigator Servicing Fee(3)(4)         5.00%        None
  Administration Fee(5)                   0.05%        0.05%
  Miscellaneous Expenses                  0.20%        0.20%
                                          ----         ----
Total Other Expenses                      5.25%        0.25%
                                          ----         ----

Total operating expenses                  6.27%        1.27%
                                          ====         ====

(1) The Fund does not have an investment adviser. The Management Fees shown are those paid by the Portfolio to the Manager.
(2) The 12b-1 fees shown are those paid by the Portfolio to Reich & Tang Distributors, Inc. under a plan adopted by the Portfolio. The Fund has also adopted a plan under which the Fund may pay 12b-1 fees to its distributor, New England Securities Corporation, but no fees will be payable under such plan for so long as the Fund invests all of its investible assets in the Portfolio. See "12b-1 Plan."
(3) Each e~navigator Customer must pay an annual fee of $24.00 in connection with the e~navigator Financial Organizer. This annual fee is not reflected in the table. See "How to Buy Shares."
(4) Interactive Financial Solutions, Inc. has agreed to waive a portion of the e~navigator Servicing Fee to the extent that the total operating expenses exceed the daily total return of the Class A shares.
(5) The Administration Fee is paid to the Manager as compensation for certain administrative services provided to the Fund. See "Management of the Fund."

Example

The following Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in shares of the Fund for the periods specified, assuming a 5% annual return. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                    Period:
                    1 year               $50
                    3 years              $150

This example does not include the annual account fee of $24.00 charged to e~navigator Customers in connection with the e~navigator Financial Organizer.

TWO-TIERED STRUCTURE

Unlike other mutual funds which invest directly in individual securities, the Fund currently seeks to achieve its investment objective by investing all of its investible assets in the Portfolio. The Portfolio itself is a money market fund. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio invests directly in money market investments of a variety of issuers.

See "The Fund's Investment Objective," "Investment Policies" and "How the Fund and the Portfolio are Managed" for information concerning the Portfolio's and the Fund's investment objectives, policies, management and expenses.

An investment in the Fund is subject to certain considerations in addition to the risks and other considerations associated with a direct investment in the Portfolio, including the possibility that the Fund's and the Portfolio's investment objectives may be changed without shareholder approval. Matters submitted by the Portfolio to its investors for a vote will be passed along by the Fund to its shareholders, and the Fund will vote its entire interest in the Portfolio in proportion to the votes actually received from Fund shareholders.

Other investors besides the Fund may invest in the Portfolio, on substantially the same terms and conditions as the Fund. Each investor in the Portfolio will bear its proportionate share of the Portfolio's expenses.

The Fund will continue to invest in the Portfolio only as long as the Fund's Board of Trustees determines it is appropriate and in the best interest of Fund shareholders to do so. In the event that the Portfolio's investment objective or policies were changed so as to be inconsistent with the Fund's investment objective or policies, the Board of Trustees of the Fund would consider what action might be taken, including changes to the Fund's investment objective or policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity or the direct management of the Fund's investments by an investment adviser. Certain of these actions would require Fund shareholder approval. Withdrawal of the Fund's assets from the Portfolio could result in a distribution by the Portfolio to the Fund of portfolio securities in kind (as opposed to a cash distribution), and the Fund could incur brokerage fees or other transaction costs and could realize distributable taxable gains in converting such securities to cash.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks to provide as high a level of current income (before Fund expenses) as is consistent with the preservation of capital and liquidity.

INVESTMENT POLICIES

The Fund currently invests only in shares of the Portfolio.

The Portfolio invests in U.S. dollar-denominated securities which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by Cortland's Board of Directors. The NRSROs currently rating instruments of the type the Portfolio may purchase are Moody's Investors Service, Inc., Standard & Poor's, Duff and Phelps, Inc., Fitch Investors Service, Inc., IBCA Limited and IBCA Inc. (See the Portfolio Statement of Additional Information for information with respect to rating criteria for each NRSRO.)

Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by Cortland's Board of Directors to be comparable to those rated in the highest category, will be limited to 5% of the Portfolio's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of the Portfolio's total assets or $1 million. The Portfolio may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.

The Portfolio seeks to achieve its objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments, in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in thirteen months or less (collectively, "Money Market Obligations").

The Portfolio may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Portfolio may also invest in corporate instruments supported by bank letters of credit. The Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the Federal Deposit Insurance Corporation (the "FDIC") or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Portfolio's investment decisions, and the Portfolio may invest in bank instruments issued by institutions which Cortland's Board of Directors believes present minimal credit risk.

The Portfolio may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940 (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The Portfolio may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Portfolio investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks.

Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Portfolio's total assets at the time of purchase.

Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable domestic obligations of domestic issuers, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal of and interest on those obligations, that the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, that there may be difficulties in enforcing a judgment against a foreign issuer or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by U.S. Government agencies or instrumentalities.

The Portfolio may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Portfolio may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria.

The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Portfolio may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information for information with respect to corporate commercial instruments and bond ratings.) The Portfolio may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Portfolio's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Portfolio as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Manager will monitor the liquidity of the debt units under the supervision of Cortland's Board of Directors.

The securities in which the Portfolio invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. There can be no assurance that the Portfolio will achieve its objectives. The values of the securities in which the Portfolio invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.

The Portfolio may enter into the following arrangements:

     Repurchase Agreements.  Under a repurchase agreement, the purchaser (for
     ---------------------
example, the Portfolio) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Portfolio will not enter into a repurchase agreement if as a result of such investment more than 10% of such Portfolio's total assets would be invested in illiquid securities, including repurchase agreements which expire in more than seven days.

The Portfolio may, however, enter into "continuing contract" or "open" repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

In general, the Portfolio will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Portfolio's investment decisions, and the Portfolio may enter into repurchase agreements with other institutions which Cortland's Board of Directors believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Portfolio may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements may be considered loans to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.

Securities purchased pursuant to a repurchase agreement are held by the Portfolio's custodian and (i) are recorded in the name of the Portfolio with the Federal Reserve Book-Entry System, or (ii) the Portfolio receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Portfolio purchases securities subject to a repurchase agreement only when the purchase price of the security acquired is equal to or less than its market price at the time of purchase.

     Reverse Repurchase Agreements.  The Portfolio may also enter into reverse
     -----------------------------
repurchase agreements which involve the sale by the Portfolio of a portfolio security at an agreed upon price, date and interest payment. The Portfolio will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests should they occur, or in some cases as a technique to enhance income. The Portfolio will use reverse repurchase agreements when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Portfolio will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Portfolio in lieu of liquidation may decline below the repurchase price of the securities sold by the Portfolio which it is obligated to repurchase. This risk, if encountered, could cause a reduction in the net asset value of the Portfolio's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Investment Restrictions" in the Portfolio's Statement of Additional Information for the Portfolio's percentage limitations on borrowings.

     Delayed Delivery Agreement and When-issued Obligations.  Delayed delivery
     ------------------------------------------------------
agreements are commitments by the Portfolio to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio; therefore, to assure that the Portfolio will be as fully invested as possible in instruments meeting the Portfolio investment objective, the Portfolio may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.

Money Market Obligations are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Portfolio will only make commitments to purchase such Money Market Instruments with the intention of actually acquiring such securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable.

If the Portfolio enters into a delayed delivery agreement or purchases a when-issued security, the Portfolio will direct its custodian bank to place cash or other high grade securities (including Money Market Obligations) in a segregated account of the Portfolio in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Portfolio's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Portfolio's exposure to market fluctuation; or may increase the possibility that the Portfolio will incur a short-term loss, if the Portfolio must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Portfolio will employ techniques designed to minimize these risks.

No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Portfolio's net assets would become so committed. The Portfolio will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

INVESTMENT RESTRICTIONS

The Portfolio's investment program is subject to a number of investment restrictions which reflect self-imposed standards as well as federal and state regulatory limitations. The most significant of these restrictions provide that the Portfolio will not: (1) purchase securities of any issuer (other than U.S. Government Obligations, repurchase agreements fully secured by such obligations and any high quality, short-term municipal obligations guaranteed by the U.S. Government) if as a result more than 5% of the Portfolio's total assets would be invested in the securities of such issuer, except that in the case of certificates of deposit and bankers' acceptances, up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% limitation, but shall instead be subject to a 10% limitation (in each case, subject to the provisions of Rule 2a-7 of the 1940
Act); (2) purchase any corporate commercial instruments which would cause 25% of the value of the Portfolio's total assets at the time of such purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry; (3) borrow money or pledge, mortgage or hypothecate its assets except for temporary or emergency purposes (except to secure reverse repurchase agreements and then only in an amount not exceeding 15% of the value of the Portfolio's total assets) except that the Portfolio may purchase delayed delivery and when-issued securities consistent with its investment objective and policies (the Portfolio will not make additional investments while borrowings other than when-issued and delayed delivery purchases and reverse repurchase agreements are outstanding); or (4) lend money or securities except to the extent that the investments of the Portfolio may be considered loans.

The Fund will also be subject to the foregoing investment restrictions if the Fund no longer invests all of its investible assets in shares of the Portfolio.

HOW THE FUND AND THE PORTFOLIO ARE MANAGED

The Fund's trustees formulate the Fund's general policies and oversee the Fund's affairs. The Fund currently seeks to achieve its investment objective by investing all of its investible assets in the Portfolio. The Portfolio is managed by the Manager. Subject to the supervision of Cortland's Board of Directors, the Manager makes the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Portfolio's investments.

The Manager.  For investment advisory and other services provided to the
-----------
Portfolio, Reich & Tang Asset Management L.P. (the "Manager") receives from the Portfolio a fee at the annual rate of 0.80% of the first $500 million of the Portfolio's average daily net assets, 0.775% of the next $500 million of such assets, 0.750% of the next $500 million of such assets and 0.725% of such assets in excess of $1.5 billion. At current asset levels, the Manager's annual fee rate is approximately 0.77% of the Portfolio's average daily net assets. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as custodian for the Portfolio's securities and cash. Cortland acts as its own transfer agent for the Portfolio's shares.

The Manager, in addition to providing investment advisory services to the Portfolio, provides the Fund with certain administrative services and generally oversees the operation of the Fund. The Fund, pursuant to an Administration Agreement, pays the Manager a fee for these services at the annual rate of 0.05% of the Fund's average daily net assets.

The Manager was, at June 30, 1998, investment manager, adviser or supervisor with respect to assets aggregating in excess of $11.3 billion. The Manager currently acts as investment manager or administrator of seventeen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

The Distributor.  New England Securities Corporation serves as the Fund's
---------------
distributor (the "Distributor"). The Distributor is an indirect wholly-owned subsidiary of MetLife.

Under a plan (a "12b-1 Plan") adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, the Portfolio pays Reich & Tang Distributors, Inc. (the "Portfolio Distributor") a monthly service fee at the annual rate of 0.25% of the net assets attributable to the Portfolio's shares. The Portfolio Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Portfolio shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Because the 12b-1 Plan is of the type known as a "compensation" plan, should the fees exceed the Portfolio Distributor's expenses in any year, the Portfolio Distributor would realize a profit. The Plan also authorizes other payments to the Portfolio Distributor and its affiliates (including the Manager) which may be construed to be indirect financing of Portfolio share sales.

There is currently in place a 12b-1 Plan under which the Fund will pay to the Distributor a monthly service fee at the annual rate of up to 0.25% of the net assets of each Class of the Fund. However, no fees shall be payable under this plan for so long as the Fund invests all of its investible assets in the Portfolio. If the Fund were to invest in securities other than shares of the Portfolio, no additional shareholder action would be required to commence payments under the 12b-1 Plan for the Fund.

The Transfer Agent and Dividend Paying Agent.  Reich & Tang Services, Inc.
--------------------------------------------
serves as the Fund's transfer agent (the "Transfer Agent"). The Transfer Agent receives no fee from the Fund for serving as Transfer Agent.

The Custodian.  Investors Fiduciary Trust Company serves as the Fund's custodian
-------------
("the Custodian").

e~navigator Servicing Agent.  Interactive Financial Solutions, Inc. ("IFS" or
---------------------------
the "e~navigator Servicing Agent") provides, directly or indirectly, certain
shareholder services to the shareholders of the Fund.   Shareholder services
include paper checkwriting, expense coding on checks to aid e~navigator Customers in expense identification, a comprehensive annual summary statement, electronic bill-payments, a debit card with various cardholder benefits and, for e~navigator Customers who apply for and receive a New England Financial Visa Card, electronic transaction downloads into that e~navigator Customer's e~navigator Financial Organizer, the software package required to open an Electronic Money Management Account. For more information about these services or your Electronic Money Management Account, call 1-800-333-3204.

As compensation for the provision of these shareholder services, the e~navigator Servicing Agent receives an annual fee (the "e~navigator Servicing Fee") equal to 5.00% of the average daily net assets of the Fund attributable to Class A shares. The e~navigator Servicing Agent has agreed to waive a portion of the e~navigator Servicing Fee to the extent that the daily total operating expenses of the Fund (without giving effect to the Financial Organizer Fee, as described below) exceed the daily total return of Class A shares. The e~navigator Servicing Agent will also charge a fee (the "Financial Organizer Fee") to each person who purchases the e~navigator Financial Organizer at the time of such purchase. Every year thereafter, on the anniversary of the date of such initial purchase, each e~navigator Customer will be charged the Financial Organizer Fee. Currently, the e~navigator Servicing Agent plans to collect the Financial Organizer Fee by charging the credit card account provided by each e~navigator Customer. However, the e~navigator Servicing Agent reserves the right to deduct automatically the Financial Organizer Fee from each e~navigator Customer's Electronic Money Management Account instead of charging the e~navigator Customers' credit card accounts. The Financial Organizer Fee is currently $24.00. The Fund reserves the right to increase or decrease this fee without obtaining a shareholder vote, although the Fund currently has no plans to do so.

Service Systems -- Year 2000.  Many of the services provided to the Fund depend
----------------------------
on the smooth functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Failure of any of the service systems to process information properly in the year 2000 could have an adverse impact on the Fund's operations and services provided to shareholders. The Manager, the Transfer Agent, the Distributor, the Custodian, e~navigator Servicing Agent, the Portfolio, the Portfolio's custodian, transfer agent and distributor, and certain other service providers to the Fund have reported that each expects to modify its systems, as necessary, prior to January 1, 2000 to address the so-called "year 2000 problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected.

Expenses.  The Fund is responsible for payment of all of its expenses that are
--------
not borne by the Manager, which may include, among other types of expenses, the following: (i) the costs of preparing, printing and distributing sales literature; (ii) charges and expenses of any entity appointed by the Fund for custodial, paying agent, shareholder servicing and plan agent services; (iii) charges and expenses of independent accountants retained by the Fund; (iv) charges and expenses of any transfer agents and registrars appointed by the Fund; (v) brokers' commissions and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (vi) taxes and fees payable by Fund to federal, state or other governmental agencies; (vii) any cost of certificates representing shares of the Fund; (viii) expenses of meetings of shareholders and trustees of the Fund; and (ix) interest, including interest on borrowings by the Fund.

ORGANIZATION AND HISTORY

The Fund was organized in 1998 as a Massachusetts business trust and is authorized to issue an unlimited number of full and fractional shares in multiple series and classes. The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund vote together except when required by law or as otherwise determined by the Board of Trustees. Shareholders owning in the aggregate ten percent of Fund shares may call meetings to consider removal of Trustees. Under certain circumstances, the Fund will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

As of [______________], 1998, [IFS] owned all of the outstanding shares of the Fund.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Properly completed orders received prior to the time at which the Fund values its shares will be processed based on that day's closing net asset value. An order to purchase Fund shares will be considered properly completed only when it is received in proper form and payment in the form of federal funds (member bank deposits with the Federal Reserve Bank) is received by the Fund for investment. The Fund reserves the right to reject any order for the purchase of shares.

Each e~navigator Customer will be offered the opportunity to purchase shares at the time the e~navigator Customer purchases the e~navigator Financial Organizer. e~navigator Customers may initially invest any amount greater than $1 and make subsequent investments in any amount greater than $1.

Fund shares are purchased at the net asset value next determined after acceptance of the order. Net asset value is normally determined at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open (a "Business Day"). Because the Portfolio uses the amortized cost method of valuing the securities held by the Portfolio and rounds the Portfolio's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Fund makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the next day, purchase orders must be received before 4:00 p.m. Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into federal funds within one business day and are accepted subject to collection at full face amount. Purchases may be made by following the procedures specified below. The Fund will not issue share certificates but will record each investor's holdings on the books of the Fund in noncertificate form and record this amount in the investor's Electronic Money Management Account. See the Statement of Additional Information for more information.

Initial Purchase of Shares

Mail.  You may send a check made payable to "e~navigator Fund" along with a
----
completed subscription order form to:

                e~navigator Fund
                c/o e~navigator Customer Service
                P.O. Box 1277
                Boston, Massachusetts 02117

Checks are accepted subject to collection at full value in U.S. dollars.
Payment by a check drawn on any member bank of the Federal Reserve System can normally be converted into federal funds within one business day after receipt of the check. Checks drawn on a nonmember bank may take substantially longer to convert into federal funds and to be invested in Fund shares. Your subscription will not be accepted until the Fund receives federal funds.

Bank Wire.  To purchase shares of the Fund using the wire system for transmittal
---------
of money among banks, you should first obtain a new account number by telephoning the Fund at (800) 333-3204 and then instruct a member commercial bank to wire money immediately to:

                [Custodian Bank Wire Info]

You should then promptly complete and mail the subscription order form.

If you plan to wire funds, you should instruct your bank to wire before 12 noon Eastern time, on the same day. Your bank may charge you for transmitting the money by bank wire, and may also charge you for the use of federal funds. The Fund does not charge investors for its receipt of wire transfers. Payment in the form of a "bank wire" received prior to 4:00 p.m. Eastern time on a Business Day will be treated as a federal funds payment received on that day.

Subsequent Purchases of Shares

There is a $1.00 minimum for each subsequent purchase. All payments should clearly indicate the e~navigator Customer's Electronic Money Management Account number. Provided that the information on the subscription order form on file with the Fund is still applicable, an e~navigator Customer may reopen an account without filing a new subscription order form at any time during the year the e~navigator Customer's Electronic Money Management Account is closed or during the following calendar year. Subsequent purchases can be made by bank wire, as indicated above, or you may send a check payable to "e~navigator Fund" along with your Electronic Money Management Account number to:

                e~navigator Fund
                c/o Reich & Tang Services, Inc.
                600 Fifth Avenue
                New York, New York 10020

Electronic Funds Transfer (EFT) and Direct Deposit.  You may purchase additional
--------------------------------------------------
shares of the Fund by having salary, dividend payments, interest payments or any other payments you designate, including social security, or certain veteran's, military or other payments from the federal government, automatically invested in Fund shares. You may deposit as much of such payments as you elect. To enroll in this program, you must file with [the Fund] a completed EFT Application. EFT Applications may be obtained by calling 1(800)333-3204. To commence Direct Deposit, you may need to submit to your employer a Direct Deposit Sign-Up Form (which you may obtain from your employer or by calling 1(800)333-3204. You may elect at any time to terminate EFT or Direct Deposit purchases by notifying in writing the entity transmitting such payments. Death or legal incapacity will terminate such purchases. Further, the Fund may terminate such purchases upon 30 days' notice to you.

HOW TO REDEEM SHARES

You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your Electronic Money Management Account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 4:00 p.m. Eastern time, payment will ordinarily be made on the next Business Day. However, under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Some of the redemption procedures described below may require you to complete and file an authorization form in advance. Shares purchased by check will not be redeemed until the check for the purchase has cleared, which may take up to fifteen calendar days after purchase. The Fund will not honor redemptions of shares purchased by check until the check has cleared. The Fund reserves the right to change, modify or terminate the redemption procedures described below at any time upon prior written notice to shareholders. The Fund also reserves the right to effect the automatic redemption of shares maintained in Electronic Money Management Accounts whose value falls below a minimum amount that may be set by the Fund's Board of Trustees. The Fund's Board of Trustees has not yet established any such minimum amount. e~navigator Customers will be notified prior to the automatic redemption of their Fund shares.

Redemptions by Check

You may use the paper draft checking feature of your Electronic Money Management Account to redeem Fund shares. The Electronic Money Management Account entitles you to write checks in any amount up to the value of the shares held in your Electronic Money Management Account.

The payee of a check may cash or deposit the check in the same way as an ordinary bank check. When a check is presented to the Fund's agent bank for payment, the agent bank will cause the Fund to redeem a sufficient number of shares to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed up until the day on which the check is presented to the agent bank for payment. Checks drawn on insufficient funds will be returned to the payee and the agent bank will cause a fee (currently $16) to be imposed on the Electronic Money Management Account on which the check was written. Shares purchased with a check that has not yet cleared will not constitute funds available for redemption. Additionally, the agent bank will cause a fee (currently $20) to be imposed on Electronic Money Management Account on which checks that are subject to stop payment orders are written.

Electronic Bill Payment

Shareholders may authorize the redemption of shares in such amounts as may from time to time be required to pay certain specified bills. Provided that the Electronic Money Management Account contains sufficient funds to cover the bill payment, shares are automatically redeemed, and payments are automatically entered into the e~navigator Customer's check register, on the designated date of payment. Shares purchased with a check that has not yet cleared will not constitute funds available for redemption. Payments are delivered to payees within 2 to 10 days of the redemption of shares. If a payee does not cash or deposit a check generated by the electronic bill payment feature within 90 days of the date of the electronic check was written, shares equal to the value of such electronic bill payment will be invested in the e~navigator Customer's Electronic Money Management Account, and the check will be voided. e~navigator Customers cease to earn a return on shares redeemed to make electronic bill payments. Any uncashed electronic bill payment checks that are credited to the e~navigator Customer's Electronic Money Management Account (after 90 days from the date on which the electronic check was written), may earn a return for such e~navigator Customer beginning on the date that they are credited.

Debit Card Redemptions

As described above, you have the option of receiving a debit card that is linked to your Electronic Money Management Account. You may use your debit card to access funds in your Electronic Money Management Account [anywhere debit cards are accepted]. Your use of the debit card will authorize the Fund's agent bank to redeem shares from your Electronic Money Management Account in the same manner as a check, except that debited amounts are effectively "presented for payment" on the day the card is used, limiting the time during which you earn dividends on debited amounts.

Telephone Redemptions

Shareholders may redeem Fund shares valued at up to $[25,000] by calling 1-800-333-3204 toll free any Business Day between 9:00 a.m. and 4:00 p.m. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder provide certain identifying information. Shareholders wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll free telephone number during periods of drastic economic or market changes. In that event, shareholders should follow the procedures for redemption or exchange by mail. The Fund reserves the right to change, modify or terminate the telephone redemption services at any time upon prior written notice to shareholders.

Automatic Redemptions

You may establish an automatic redemption plan, under which a specified amount will automatically be redeemed monthly or quarterly, as you request. You may establish an automatic redemption plan by calling 1(800)333-3204 or sending a telegram or letter to the Transfer Agent. The proceeds from such redemption will be mailed or wired only to a previously designated bank account, and you must complete the telephone redemption authorization included in the Electronic Money Management Account application in order to make automatic redemptions.
The proceeds from your automatic redemption will not be mailed or wired to other than the designated account. Redemptions of $10,000 or more will be sent by bank wire if requested. Smaller amounts will normally be mailed to the designated account.

Redemptions by Letter of Instruction

You may redeem shares by sending a letter of instruction to the Transfer Agent containing:

     (a)    your Electronic Money Management Account number

     (b)    your name and telephone number

     (c) the dollar amount or number of shares to be redeemed or a statement that all shares in the account are to be redeemed

     (d) payment instructions (normally redemption proceeds will be mailed to the shareholder's address as registered with the Fund)

     (e)    signature(s) of the registered shareholder(s)

     (f) signature(s) guaranteed stamped under the signature and signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund's standards and procedures.

The proceeds of redemption are sent to your bank or address as it appears in the Fund's records. In order to change such designation, you must submit a written notification to the Fund with the signature guarantee(s) described above.

REBALANCING TRANSACTIONS

The Fund offers two classes of shares: Class A and Class B. The first $5,000 of an e~navigator Customer's investment in the Fund will be invested in Class A shares. Any amount over $5,000 that an e~navigator Customer invests in the Fund will be invested in Class B shares, as explained below.

At the close of each Business Day, the Transfer Agent will aggregate each e~navigator Customer's purchases (including reinvested dividends) and redemptions, if any. As described above, the Fund will not redeem any shares purchased by check until the check has cleared. Accordingly, shares purchased by checks that have not yet cleared, shares to be purchased by check and any attempted redemptions of such shares will be disregarded for these purposes. If there are net redemptions from a Customer's Electronic Money Management Account on a given day, Class B shares and, if there are insufficient Class B shares to satisfy the redemption, Class A shares, will be redeemed to the extent necessary to satisfy such redemption. If there are net purchases into a Customer's Electronic Money Management Account on a given day, Class A shares will be purchased to the extent that the value of the Class A shares in such account is less than $5,000, and Class B shares will be purchased with the remainder of such purchase.

Immediately after processing all purchases and redemptions as described above, the Fund will (1) automatically exchange Class A shares for Class B shares in each Electronic Money Management Account to the extent necessary to reduce the value of Class A shares in such account to $5,000, or (2) automatically exchange Class B shares for Class A shares in each Electronic Money Management Account to the extent necessary to increase the value of Class A shares in such account to $5,000. The transactions described in this paragraph will occur without taking into account any shares in the account that were purchased by a check that has not yet cleared.

PERFORMANCE INFORMATION

The Fund will provide yield quotations based on its daily dividends.

The Fund may include the yield of either Class of shares, accompanied by the total return, in advertising and other written material. Yield will be computed in accordance with the SEC's standardized formula as described in the Portfolio Statement of Additional Information and can be expected to fluctuate substantially over time.

The Fund may include total return information for each Class of shares in advertisements or other written sales material. The Fund may show each Class's average annual total return for the one-, five- and ten-year periods (or the life of the Class, if shorter) through the end of the most recent calendar quarter. Total return is measured by comparing the value of a hypothetical $1,000 investment in a Class at the beginning of the relevant period to the value of the investment at the end of the period (assuming automatic reinvestment of all dividends and capital gains distributions). Total return may be quoted with or without giving effect to any voluntary expense limitations in effect for the Class in question during the relevant period. The Class may also show total return over other periods, on an aggregate basis for the period presented.

The Fund may also present the distribution rates for each Class of shares in its sales literature. These rates will be determined by annualizing the Class's distributions from net investment income and net short-term capital gain over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value on the last day of such period.

Total return will generally be higher for Class B shares than for Class A shares, because of the e~navigator Servicing Fee paid by Class A shares. You should remember that the first $5,000 of your Electronic Money Management Account will automatically be invested in Class A shares, and therefore, you will earn the higher Class B return only on Electronic Money Management Account amounts in excess of $5,000.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Code") and to distribute to its shareholders net income and any net realized gains at least annually.

As discussed above, the Fund does not expect, under current market and interest rate conditions, to pay any dividends on Class A shares. The Fund generally declares distributions daily and pays them monthly. Distributions are invested in additional shares of the same Class of the Fund at net asset value [unless the shareholder elects to receive cash]. If an investment is made by federal funds wire, dividends start accruing on the next Business Day. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer
Agent at [      ].

It is the Fund's policy to distribute to shareholders all of its net investment income and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will satisfy the distribution requirement of Subchapter M and not be subject to federal income taxes or the 4% excise tax. So long as the Fund qualifies for this tax treatment, the Fund will not be subject to federal income tax on amounts distributed to shareholders.

Shareholders will be subject to federal income taxes and any applicable state or local income taxes on amounts distributed as dividends unless such shareholders are otherwise exempt. It is not expected that any portion of taxable dividends paid by the Fund will qualify for the federal dividends-received deduction for corporations.

Distributions to shareholders will be treated in the same manner for federal income tax purposes whether a shareholder elects to receive them in cash or reinvest them in additional shares. In general, shareholders take distributions into account in the year in which they are made. However, shareholders are required to treat certain distributions made during January as having been paid and received on December 31 of the preceding year. A statement setting forth the federal income tax status of all distributions made (or deemed made) during the year will be sent to shareholders promptly after the end of each year.

If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all of its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions will be taxable to shareholders as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

To avoid being subject to a 31% federal backup withholding on taxable dividends and redemption payments, each shareholder must furnish the Fund with its taxpayer identification number and certify, under penalties of perjury, that such number is correct and that such shareholder is not subject to backup withholding for any reason.

The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislation or administrative action. As the foregoing discussion is for general information only, shareholders should also review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the Statement of Additional Information. Shareholders are advised to consult with their tax advisors concerning the application of state, local and foreign taxes on investments in the Fund which may differ from the federal income tax consequences described above.

Manager
Reich & Tang Asset Management L.P.
600 Fifth Avenue
New York, NY 10020

Distributor of the Fund
New England Securities Corporation
399 Boylston Street
Boston, MA 02116

Distributor of the Portfolio
Reich & Tang Distributors, Inc.
600 Fifth Avenue
New York, NY 10020

Transfer Agent
Reich & Tang Services, Inc.
600 Fifth Avenue
New York, NY 10020

Custodian
Investors Fiduciary Trust Company
127 West 10th Street
Kansas City, Missouri 64105

Independent Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York  10017-2416

Legal Counsel to the Fund
Ropes & Gray
One International Place
Boston, MA 02110-2624

[          ], 1998
e~navigator Fund

PROSPECTUS

e~navigator Fund seeks to provide as high a level of current income as is consistent with the preservation of capital and liquidity. The Fund currently seeks to achieve its objective by investing all of its assets in the Cortland General Money Market Fund, a diversified open-end management company which has the same investment objective and policies as the Fund.

For more detailed information about the Fund, call 1-800-333-3204 for the [date] Statement of Additional Information.

Contents                                                                    Page

Cover Page ................................................................Cover
Summary of Expenses ...........................................................3
Two-tiered Structure ..........................................................4
The Fund's Investment Objective ...............................................5
Investment Policies ...........................................................5
Investment Restrictions .......................................................9
How the Fund and the Portfolio Are Managed ...................................10
Organization and History .....................................................13
How to Buy Shares ............................................................13
How to Redeem Shares .........................................................15
Rebalancing Transactions .....................................................18
Performance Information ......................................................18
Distributions and Taxes ......................................................19

--------------------------------------------------------------------------------

                                e~navigator Fund

================================================================================

                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------
                         [                      ], 1998

                   Relating to e~navigator Fund's Prospectus
                      dated [                      ], 1998

This Statement of Additional Information (the "SAI") contains information which may be useful to investors but is not included in the Prospectus of e~navigator Fund (the "Fund"). The SAI is not a Prospectus. It should be read in conjunction with the Prospectus which may be obtained by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116, by calling toll free at (800) 333-3204 or from the e~navigator web site (http://www.enavigator.com). Capitalized terms which are not defined herein are used as defined in the Prospects. The SAI and other documents relating to e~navigator Fund may be accessed electronically through the Securities and Exchange Commission's web site (http://www.sec.gov).

All information contained in the Statement of Additional Information of Cortland Trust, Inc. dated July 29, 1998 (the "Portfolio SAI") [(SEC File No. 811-01479)], pertaining to the Cortland General Money Market Fund (the
"Portfolio"), other than the financial statements and report of independent accountants thereon (which are incorporated into the Portfolio SAI by reference), is incorporated herein by reference. A copy of the Portfolio SAI should accompany this SAI, and additional copies of the Portfolio SAI are available by writing to New England Securities Corporation, 399 Boylston Street, Boston, Massachusetts 02116, by calling toll free at (800) 333-3204 or from the e~navigator web site (http://www.enavigator.com).

                               Table of Contents

Introduction...............................................................   1
Investment Objective.......................................................   2
Investment Policies........................................................   2
     Investment Agreements.................................................   3
     When-issued Securities................................................   4
Investment Restrictions....................................................   5
Shareholder Rights.........................................................   7
Management of the Fund.....................................................   7
     Trustees and Officers.................................................   7
     Compensation Table....................................................   8
     The Manager...........................................................   9
     The Distributor.......................................................   9
     e~navigator Servicing Agent...........................................  10
     Custodian.............................................................  11
     Transfer Agent........................................................  11
Management of the Portfolio................................................  11
Expenses...................................................................  11
Principal Holders of Securities............................................  12
Reports....................................................................  12
Purchases, Redemptions and Rebalancing
     Transactions..........................................................  12
     Purchases and Redemptions.............................................  12
     Rebalancing Transactions..............................................  12
     Net Asset Value Determination.........................................  13

Dividends and Tax Matters..................................................  13
     Dividends.............................................................. 13
     Tax Matters............................................................ 14
Yield Information........................................................... 18
Portfolio Transactions...................................................... 19
Performance Comparisons..................................................... 19
Description of the Fund..................................................... 20
Voting Rights............................................................... 21
Shareholder and Trustee Liability........................................... 22
Investment Ratings.......................................................... 23


e~navigator Fund is a diversified open-end management investment company (the "Fund"). The Fund is organized as a Massachusetts business trust pursuant
to an Agreement and Declaration of Trust dated [                    ].

INVESTMENT OBJECTIVE

Information concerning the investment objective of the Fund and the investment policies implemented to achieve that objective is set forth in the Prospectus under the captions "The Fund's Investment Objective" and "Investment Policies." The principal features of the investment policies and the primary risks associated with the investment policies of the Fund and the Portfolio are discussed in the Prospectus under "Investment Policies."

As described in the Fund's Prospectus, the Fund currently seeks to achieve its investment objective by investing all its assets in the Portfolio. There can be no assurance that the Fund's objective will be achieved.

The Portfolio seeks to achieve its objective by investing in portfolios of short-term instruments rated high quality by a major rating service or determined to be of high quality by the Manager under the supervision of the Board of Directors. There can be no assurance that the Portfolio's objective will be achieved.

INVESTMENT POLICIES

The following supplements the summary of the Fund's investment program which appears in the Prospectus. Except as otherwise noted, the policies of the Fund are not "fundamental" and may be changed without a vote of the majority of the
outstanding shares of the Fund.  (See "Shareholder Rights.")   As used in the
Prospectus, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

Investment Agreements

If the Fund no longer invests all of its investible assets in the Portfolio, the Fund may enter into Repurchase agreements, which are agreements under which the purchaser (for example, the Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, a Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% of the Fund's total assets would be invested in liquid securities, including repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Fund may enter into repurchase agreements with other institutions which the Board of Trustees believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940, as amended (the "1940 Act").

If the Fund no longer invests all of its investible assets in the Portfolio, the Fund may enter into reverse repurchase agreements involving the sale of money market instruments held by the Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of the Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account high-quality debt securities having a dollar value equal to the repurchase price. The Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments which would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

If the Fund no longer invests all of its investible assets in the Portfolio, the Fund may enter delayed delivery agreements involving commitments by the Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Fund's investment adviser can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund. To assure that the Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, the Fund will set aside in a segregated account high-quality debt securities of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of the Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board of Trustees has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders but the Board of Trustees may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of the Fund.

When-Issued Securities

Many new issues of Money Market Obligations are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. Although the Fund does not currently intend to invest in Money Market Obligations directly, the Fund is permitted to make such investments. The Fund will only make commitments to purchase such Money Market Obligations with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of the Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If the Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise).

Therefore, if, in order to achieve higher interest income, the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

INVESTMENT RESTRICTIONS

The most significant investment restrictions applicable to the Portfolio's investment program (and the Fund's investment program, should the Fund no longer invest all of its investible assets in shares of the Portfolio) are set forth in Prospectus under the caption "Investment Restrictions." Additionally, as a matter of fundamental policy which may not be changed without the vote of a majority of the outstanding shares (as that term is defined above), the Fund may not:

1. Borrow money in excess of 50% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

3. Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

4. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

5. Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

6. With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities, or to securities of any registered investment company.

7. With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer other than a registered investment company.

8. Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities, or securities of a registered investment company) if, as a result of such purchase, more than 25% of the Fund's total assets would be invested in any one industry.

9. Issue any class of securities which is senior to the Fund's shares of beneficial interest, except for permitted borrowings.

The Fund is also subject to certain additional non-fundamental investment restrictions. As a matter of non-fundamental policy, the Fund may not:

     1) purchase any Money Market Obligation, if, as a result of such purchase, more than 5% of the Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

     2) invest in shares of any other investment company, other than shares of the Portfolio or in connection with a merger, consolidation, reorganization or acquisition of assets;

     3) invest more than 10% of the value of the Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

     4)   invest in companies for the purpose of exercising control;

     5) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     6) mortgage, pledge or hypothecate any assets held by the Fund except to secure permitted borrowing and reverse repurchase agreements and then only in an amount up to 15% of the value of the Fund's total assets, respectively, at the time of borrowing or entering into a reverse repurchase agreement; or

     7) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (the Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

For a complete description of the fundamental investment restrictions of the Portfolio, see "Investment Program and Restrictions" in the Portfolio SAI.

SHAREHOLDER RIGHTS

Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for the election of Trustees may elect all of the members of the Board of Trustees.

The Board of Trustees may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares.

As described in the Prospectus, the Fund will not normally hold annual shareholders' meetings. Under Massachusetts law and the Fund's By-Laws, an annual meeting is not required to be held in any year in which the election of trustees is not required to be acted upon under the 1940 Act. At such time as less than a majority of the trustees have been elected by the shareholders, the trustees then in office will call a shareholders' meeting for the election of trustees.

Except as otherwise disclosed in the Prospectus and in this Statement of Additional Information, the trustees shall continue to hold office and may appoint their successors.

MANAGEMENT OF THE FUND

Trustees and Officers

The trustees and executive officers of the Fund and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each trustee and officer is 501 Boylston Street, Boston, Massachusetts 02116.

FREDERICK K. ZIMMERMANN* (46)-- Chairman of the Board, Chief Executive Officer,
                                -----------------------------------------------
President and Trustee; Chief Investment Officer and Executive Vice President,
---------------------
New England Financial ("NEF"); Chairman of the Board and President, TNE Advisers, Inc; Chairman of the

Board, Chief Executive Officer, President and Trustee, New England Zenith Fund; Director and Vice President-Investments, NEF until 1996; Chairman of the Board and President, New England Pension and Annuity Company.

[Insert information on "disinterested" trustees and officers of the Fund]

*Denotes a trustee who is an "interested person" as defined in the 1940 Act.

Each trustee who is not an "interested person" receives an annual fee from the Fund of $7,500 for his or her services as a trustee and a fee of $1,000 for each Board meeting attended, and all trustees are reimbursed by the Fund for expenses incurred in connection with attendance at meetings of the Board of Trustees.
The following table shows estimated amounts to be paid to each trustee by the Fund for the Fund's first full fiscal year.

                               COMPENSATION TABLE

     (1)                 (2)               (3)                 (4)               (5)
                      Aggregate         Pension or
                    Compensation        Retirement          Estimated           Total
Name of Person,    from Registrant       Benefits        Annual Benefits     Compensation
  Position         for Fiscal Year    Accrued as Part    upon Retirement    from Fund Paid
                                         of Fund                             to Trustees
                                         Expenses

[______Trustee]       $12,500               0                  0               $12,500
[______Trustee]       $12,500               0                  0               $12,500

The Manager

In addition to serving as investment adviser and administrator to the Portfolio, Reich & Tang Asset Management L.P. serves as administrator of the Fund.

Nvest Companies, L.P. ("Nvest Companies") is the limited partner and owner of a 99.5% interest in the Manager. Reich & Tang Asset Management, Inc. (an indirect wholly-owned subsidiary of Nvest Companies) is the sole general partner and owner of the remaining 0.5% interest of the Manager. Reich & Tang Asset Management, Inc. is an indirect subsidiary of Metropolitan Life Insurance Company ("MetLife"). Also, MetLife directly and indirectly owns approximately 47% of the outstanding partnership interests of Nvest Companies and may be deemed a "controlling person" of the Manager. Reich & Tang, Inc. owns, directly and indirectly, approximately 13% of the outstanding partnership interests of Nvest Companies.

The Administration Agreement.  Reich & Tang Asset Management L.P. serves as
-----------------------------
Manager of the Fund pursuant to an Administration Agreement dated [           ]
(the "Administration Agreement"). Pursuant to the terms of the Administration Agreement, the Manager, either directly or through separate contracts (at no additional cost to the Fund): (a) provides the Fund with office space and supplies as may be agreed upon by the Fund and the Manager; (b) provides the Fund certain executive, administrative and clerical services necessary to manage the affairs of the Fund; and (c) provides all services, other than service of counsel, required in connection with the preparation of registration statements and prospectuses, all annual and semiannual reports and notices and proxy solicitation materials ([other than/including] state securities filings) to the extent the foregoing relate to the Fund. For these services and facilities, the Fund pays a fee at the annual rate of 0.05% of the average daily net assets of the Fund.

The Distributor

New England Securities Corporation, the Distributor, serves as the principal underwriter of the Fund's shares pursuant to a distribution agreement dated [
], (the "Distribution Agreement"). The Distributor has an office located at 399 Boylston Street, Boston, Massachusetts 02116.

Distribution Agreement.  Pursuant to the Distribution Agreement, the
-----------------------
Distributor: (a) solicits and receives orders for the purchase of shares of the Fund, accepts or rejects such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectus and transmits such orders as are accepted to the Fund as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Fund as promptly as possible; (c) responds to inquiries from e~navigator Customers concerning the status of their Electronic Money Management Accounts and the operation of the Fund; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Fund or to its shareholders for any act or omission or any loss sustained by the Fund or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor currently receives no compensation from the Fund for its services.

Distribution Plan.  The Fund has adopted a plan of distribution under Rule 12b-1
------------------
of the 1940 Act (the "Plan"). Pursuant to the Plan, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Fund and furnishing other shareholder services. Payments by the Distributor may be paid out of distribution plan payments received by the Distributor from the Fund, out of past profits or from any other source available to the Distributor.

Under the Plan, the Fund will pay the Distributor a monthly service fee at an annual rate of up to 0.25% of the net assets attributable to the Fund's shares. The Plan is a "compensation" type plan of distribution, which means that should the fees collected under the Plan exceed the Distributor's expenses, the Distributor may make a profit. No fees shall be payable under this plan for so long as the Fund invests all of its investible assets in the Portfolio, however, no additional shareholder action would be required to commence or effect the payment of the monthly fee by the Fund if the Fund no longer invests all of its investible assets in the Portfolio.

Although it is a primary objective of the Plan to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of the Plan will be achieved; however, based on the data and information presented to the Board of Trustees, the Board of Trustees determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plan.

The Distribution Agreement and the Plan will continue in effect from year to year if specifically approved at least annually by the Board of Trustees and the affirmative vote of a majority of the trustees who are not parties to the Distribution Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. In approving the Plan, the trustees of the Fund determined, in the exercise of their business judgment and in light of their fiduciary duties as trustees of the Fund, that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan may only be renewed if the trustees of the Fund make a similar determination for each subsequent year. The Plan may not be amended to increase the maximum amount of payments by the Fund without shareholder approval, and all material amendments to the provisions of the Plan must be approved by the Board of Trustees and by the trustees of the Fund who have no direct or indirect financial interest in the Plan, by votes cast in person at a meeting called for the purpose of such vote. The Board of Trustees or the shareholders of the Fund may terminate the Distribution Agreement without penalty on 60 days' written notice and New England Securities Corporation may terminate the Distribution Agreement without penalty on 90 days' written notice. The Distribution Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The services of the Distributor to the Fund are not exclusive, the Distributor is free to render similar services to others.

E~NAVIGATOR SERVICING AGENT

Interactive Financial Solutions, Inc. ("IFS"), 500 Boylston Street, Boston, Massachusetts 02116 acts as e~navigator servicing agent to the Fund (the "e~navigator Servicing Agent") pursuant to a service agreement with the Fund.

E~NAVIGATOR SERVICING AGREEMENT.  Pursuant to a service agreement (the
--------------------------------
"e~navigator Servicing Agreement"), IFS provides, or has arranged for the provision of (at no further cost to the Fund), the following services:

     a.   paper checkwriting,
     b. expense coding on checks to aid shareholders in expense identification,
     c.   a comprehensive annual summary statement,
     d.   electronic bill-payments, and
     e.   a debit card.

For more information about these services or your Electronic Money Management Account call 1(800) 333-3204.

As compensation for the provision of these shareholder services, IFS receives a fee (the "e~navigator Servicing Fee") equal to 5.00% of the average daily net assets of the Fund attributable to Class A shares. IFS has agreed to waive a portion of the e~navigator Servicing Fee to the extent that the daily total operating expenses of the Fund (without giving effect to the Financial Organizer Fee, as described below) exceed the daily total return of Class A shares. IFS also receives a fee (the "Financial Organizer Fee") from each person who purchases the e~navigator Financial Organizer, at the time of such purchase. Every year thereafter, on the anniversary of the date of such initial purchase, the Financial Organizer Fee will be automatically charged to the credit card account provided by each e~navigator Customer. The Financial Organizer Fee is currently $24.00. The e~navigator Servicing Agent reserves the right todeduct automatically the Financial Organizer Fee from each e~navigator Customer's Electronic Money Management Account instead of charging the e~navigator Customers' credit card accounts. The Fund reserves the right to increase or decrease this fee without a shareholder vote, although the Fund currently has no plans to do so. In addition, when IFS redeems shares from an e~navigator Customer's Electronic Money Management Account and issues a check to satisfy such e~navigator Customer's bill payment request (as described in the Prospectus in "How to Redeem Shares"), any benefit deriving from holding funds after such redemption will accrue to IFS until such check is presented for payment to IFS or until 90 days have elapsed, at which time IFS will deposit shares in such e~navigator Customer's Electronic Money Management Account equal to the value of shares redeemed for such check and cancel the outstanding check.

CUSTODIAN

Investors Fiduciary Trust Company serves as the Fund's custodian (the "Custodian"). As such, the Custodian is the registered owner of securities held in book-entry form belonging to the Fund. Upon instruction, the Custodian receives and delivers cash and securities of the Fund. The Custodian also maintains certain accounts and records of the Fund and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

TRANSFER AGENT

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as Transfer Agent to the Fund. All costs associated with performing such services are borne by the Manager.

MANAGEMENT OF THE PORTFOLIO

For a complete description of the management of the Portfolio, see "General Information about the Company," "Manager and Investment Advisor" and "Distributor and Plan of Distribution" in the Portfolio SAI.

EXPENSES

The Fund is responsible for payment of all expenses not borne by the Manager, which may include the following: (i) any of the costs of preparing, printing and distributing sales literature; (ii) the charges and expenses of any entity appointed by the Fund for custodial, paying agent, shareholder servicing and plan agent services; (iii) charges and expenses of independent accountants retained by the Fund; (iv) charges and expenses of any transfer agents and registrars appointed by the Fund; (v) brokers' commissions and issue and transfer taxes chargeable to the Fund in connection with securities transactions to which the Fund is a party; (vi) taxes and fees payable by Fund to federal, state or other governmental agencies; (v) any cost of certificates representing shares of the Fund; (vi) expenses of meetings of shareholders and trustees of the Fund; and (vii) interest, including interest on borrowings by the Fund.

Expenses which are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes.

PRINCIPAL HOLDERS OF SECURITIES

As of [______________], 1998, [IFS] owned of record beneficially all of the outstanding shares of the Fund. [IFS] is organized under the laws of Massachusetts. The address of IFS is 500 Boylston Street, Boston, Massachusetts 02116.

REPORTS

The Fund furnishes shareholders with semi-annual reports containing information about the Fund and its operations, including the financial statements for the Fund. The annual financial statements are audited by the Fund's independent auditors. The Board of Trustees has selected McGladrey & Pullen as the Fund's independent auditors to audit the Fund's financial statements and to review the Fund's tax returns.

PURCHASES, REDEMPTIONS AND REBALANCING TRANSACTIONS

Purchases and Redemptions

A complete description of the manner in which the Fund's shares may be purchased and redeemed appears in the Prospectus under the captions "How to Buy Shares" and "How to Redeem Shares."

As described under the caption "How to Redeem Shares," accounts that fall below a minimum value (which may be set by the Trustees in the future) may be subject to automatic redemption. If the Board of Trustees establishes such a minimum value and authorizes automatic redemption of accounts under that value, the holders of such shares will be notified that they must increase their investment to the minimum value or their shares will be redeemed on or after the 30th day following such notice.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange is restricted, as determined by applicable rules and regulations of the SEC, (b) the New York Stock Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

Rebalancing Transactions

A complete description of the circumstances under which shares of one Class will be redeemed in order to purchase shares of the other Class appears in the Prospectus under the caption "Rebalancing Transactions." As described in the Prospectus, immediately after processing all purchases and redemptions as described above, the Fund will (1) automatically exchange Class A shares for Class B shares in each Electronic Money Management Account to the extent necessary to reduce the value of Class A shares in such account to $5,000, or
(2) automatically exchange Class B shares for Class A shares in each Electronic Money Management Account to the extent necessary to increase the value of Class A shares in such account to $5,000. The transactions described in this paragraph will occur without regard to whether any shares in the account were purchased by a check that has not yet cleared.

Net Asset Value Determination

The total net asset value of the Fund is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each Business Day.

For the purpose of determining the price at which shares of the Fund are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing the securities held by the Fund, (b) deducting the Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of the Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for the Fund.

For a complete description of how the Portfolio calculates its net asset value, see "Share Purchases and Redemptions" in the Portfolio SAI.

DIVIDENDS AND TAX MATTERS

Dividends

All of the net income earned by the Fund is declared daily as dividends to the respective holders of record of shares of the Fund. The Fund expects to earn no net income under current market and interest rate conditions.

Should the Fund incur or anticipate any unusual expense, loss or depreciation which would adversely affect the net asset value per share or net income per share of the Fund for a particular period, the Board of Trustees would at that time consider whether to adhere to the present dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund were reduced, or was anticipated to be reduced, below $1.00, the Board of Trustees may suspend further dividend payments with respect to the Fund until the net asset value per share returns to $1.00. Thus, such expense, loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price paid.

Dividends on the Fund's shares are normally payable on the first day following the date that a share purchase order is effective and, for shareholders who redeem all of their shares, on the date that a redemption order is effective. The net income of the Fund for dividend purposes is determined immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of the Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

Tax Matters

The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company
-----------------------------------------------

The Fund has elected to be taxed as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a RIC, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and tax-exempt income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year for purposes of satisfying the Distribution Requirement. If the Fund has net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years.

In addition to satisfying the Distribution Requirement, a RIC must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC. Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. Due to the fact that the Fund expects to invests solely in the Portfolio, which also has elected to qualify as a RIC, the Fund expects to satisfy the asset diversification test. However, in the event that the Portfolio no longer qualifies as a RIC, the Fund would cease to qualify as a RIC.

If for any taxable year the Fund were to fail to qualify or be eligible for treatment as a RIC, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions would be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally would be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES
--------------------------------------------
A 4% non-deductible excise tax is imposed on a RIC to the extent that the RIC fails to distribute in each calendar year an amount equal to at least the sum of 98% of ordinary taxable income for the calendar year, and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")) and certain undistributed amounts from previous years. (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a RIC is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a RIC shall: (1) reduce its capital gain net income (i.e., the excess of capital gains over capital losses), but not below its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS
------------------

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

The Fund may either retain or distribute to shareholders its net capital gain, if any, for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his or her shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his or her shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his or her pro rata share of such gain, with the result that each shareholder will be required to report his or her pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and will increase the tax basis for his or her shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his or her shares; any excess will be treated as gain from the sale of his or her shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).


Sale or Redemption of Fund Shares
---------------------------------
The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will be able to do so. A shareholder may therefore recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (suspending the holding period in certain cases where the shareholder's risk of loss is diminished) generally will apply in determining the holding period of shares. Although it is unlikely that a shareholder would recognize long-term capital gain in respect of his or her Fund shares, such gains are, in the case of noncorporate shareholders, generally subject to tax at 20% rate. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders
--------------------

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and exempt-interest dividends and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of a foreign noncorporate shareholder, the Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation and State and Local Tax Considerations
-------------------------------------------------------------------
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

YIELD INFORMATION

The yield for the Fund can be obtained by calling the Distributor toll free at 1(800) 333-3204. Quotations of yield on the Fund may also appear from time to time in the financial press and in advertisements.

The current yield quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for the Fund will be computed by assuming that an account was established with a single share of the Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of the Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Fund may also furnish a quotation of effective yield that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments held by the Portfolio and the Fund's and the Portfolio's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS

For so long as the Fund invests all of its investible assets in shares of the Portfolio, all orders for the purchase and sale of Portfolio shares by the Fund will be transmitted to the Portfolio by the Transfer Agent. No brokerage commissions will be paid by the Fund on such transactions.

For a complete discussion of the portfolio transactions of the Portfolio, See "Portfolio Transactions" in the Portfolio SAI.

PERFORMANCE COMPARISONS

Yield and total return will generally be higher for Class B shares than for Class A because of the imposition of the e~navigator Servicing Fee on Class A shares. You should remember that the first

$5,000 of your Electronic Money Management Account will automatically be invested in Class A shares, and therefore, you will earn the higher Class B return only on amounts in excess of $5,000.

The Fund may from time to time include its yield and total return in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Inc. ("Lipper") as having similar investment objectives. Lipper is an independent service that monitors the performance of over 1,300 mutual funds, and calculates total return for the funds grouped by investment objectives. Lipper's Mutual Fund Performance Analysis and Mutual Fund Indices measure total return and average yield for the mutual fund industry. Rankings of individual fund performance over specified time periods assume reinvestment of all distributions, exclusive of sales charges.

Articles and releases, developed by the Fund and other parties, about the Fund regarding performance, rankings, statistics and analyses of the Fund's asset levels and sales volume, numbers of shareholders, statistics and analyses of industry sales volumes and asset levels, and other characteristics may appear in advertising, promotional literature and publications and on various computer networks, such as the Internet. In particular, some or all of these publications may publish their own rankings or performance reviews of mutual funds, including, but not limited to, Lipper and Morning Star. References to these rankings or reviews or reprints of such articles may be used in the Fund's advertising and promotional literature. Such advertising and promotional literature may refer to the Fund, the Manager, NEF and Nvest, as well as NEF and Nvest's structure, goals and objectives and the advisory subsidiaries of NEF and Nvest, including their portfolio management responsibilities, portfolio managers and their categories and background, their tenure, styles and strategies and their shared commitment to fundamental investment principles and may identify specific clients, as well as discuss the types of institutional investors who have selected the advisers to manage their investment portfolios and the reasons for that selection. The references may discuss the independent, entrepreneurial nature of each advisory organization and allude to or include excerpts from articles appearing in the media regarding NEF, Nvest, each of their advisory subsidiaries and their personnel.

The Fund's advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to the Fund.
The Fund's advertising and sales literature may include historical and current performance and total returns of investment alternatives to the Fund. Articles, releases, advertising and literature may discuss the range of services offered by the Fund and NEF with respect to investing in shares of the Fund. Such materials may discuss the multiple classes of shares available through the Fund and their features and benefits, including the details of the pricing structure.

In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Fund's prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning, reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

DESCRIPTION OF THE FUND

The Fund is organized as a Massachusetts business trust pursuant to a
Declaration of Trust dated [   ], 1998 (the "Declaration of Trust").  The
Declaration of Trust currently permits the Fund's trustees to issue an unlimited number of full and fractional shares. The Fund is a "series" company as described in Section 18(f)(2) of the 1940 Act, although the Fund currently consists of only one series. The Declaration of Trust further permits the Fund's trustees to divide the shares of the Fund into any number of separate classes, each having such rights and preferences relative to the other classes as the trustees may determine. The shares of the Fund do not have any preemptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each class of the Trust are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

The shares of the Fund are currently divided into two classes: Class A and Class
B. The Fund offers such classes of shares as set forth in the Prospectus. All expenses of the Fund other than the e~navigator Servicing Fee are borne by the Class A and Class B shares on a pro rata basis.

The Declaration of Trust also permits the Fund's trustees, without shareholder approval, to establish one or more series or classes and to subdivide any series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. Although the trustees of the Fund have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements which might affect various classes of shareholders differently. The trustees may also, without shareholder approval, merge two or more existing series or classes.

The Declaration of Trust provides for the perpetual existence of the Fund. The Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund. Similarly, any class within a series may be terminated by a vote of at least two-thirds of the outstanding shares of each class. Although the Declaration of Trust further provides that the Board of Trustees may also terminate the Fund upon written notice to its shareholders, the 1940 Act requires that the Fund receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

VOTING RIGHTS

As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Fund, all Fund shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular class or series would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of all series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Fund's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement (if any) relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Fund will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Fund except (i) to change the Fund's name or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of Fund shares and (iii) to establish, designate or modify new and existing series or classes of Fund shares or other provisions relating to Fund shares in response to applicable laws or regulations.

SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder held personally liable for the obligation of the Fund by reason of owning shares of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Fund provide for indemnification by the Fund of trustees and officers of the Fund, except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Fund. Such person may not be indemnified against any liability to the Fund or the Fund's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff"), and IBCA Inc. and IBCA Limited ("IBCA"):

Commercial Paper and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and amble asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff.
Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

BOND AND LONG-TERM RATINGS

Bonds rated AAA are considered by S&P to be the highest grade obligations and possesses an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are general referred to as "gilt edge." Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad.

The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA.

Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

Municipal Bond Ratings

S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligations and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other facts are also important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain circumstances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the default debt service.

AAA

These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenants, earing tests for insurance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

AA

The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the AAA category. Bonds rated "AA" have the second strongest capacity for payment of debt service.

S&P's bond letter ratings may be modified by the addition of a plus (+) or a minus (-) sign which designates a bond's relative quality within the major rating categories, except in the AAA category.

S&P Tax-Exempt Demand Bonds Ratings

S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand feature.

The first rating addresses the likelihood of repayment of principal and interest as due, the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are used to denote the put option (e.g., "AAA/ A-1+").

Moody's Municipal Bond Ratings

Aaa

Bonds which are judged to be of the highest quality are rated "Aaa." They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be anticipated are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Ass group they comprise what are generally known as "high grade" bonds. They are rated lower than the Aaa bonds because margins of protection may not be as large as the Aaa securities or the fluctuation of protective elements may be of greater amplitude, or other elements may be present which make the long-term risks appear somewhat larger than in Aaa securities.

Moody's State and Municipal Short-Term Ratings

Moody's assigns state and municipal notes, as well as other short-term obligations, a Moody's Investment Grade ("MIG") rating. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in evaluating bond risk may be less important over the short run.

MIG 1

Notes bearing this designation are of the best quality. The notes enjoy strong "protection" by established cash flows, superior liquidity support or a demonstrated broad-based access to the market for refinancing.

MIG 2

Notes bearing this designation are of high quality. Margins of protection are ample although not as large as in the preceding group.

Moody's Tax-Exempt Demand Ratings

Moody's assigns issues which have demand features (i.e., variable rate demand obligations) a VMIG symbol. This symbol reflects such characteristics as payment upon periodic demand rather than fixed maturity, and payment relying on external liquidity. The VMIG rating is modified by the numbers 1, 2 or 3.
VMIG1 represents the best quality in the VMIG category and VMIG2 represents high quality.

International and U.S. Bank Ratings

An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long- and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.

                            e~navigator Fund Part C
                            -----------------------

Item 24. Financial Statements and Exhibits
         ---------------------------------

       (a)    Financial Statements: To be filed by amendment

       (b)    Exhibits:

       (1)    Agreement and Declaration of Trust is filed herewith as Exhibit 1.

       (2)    By-Laws are filed herewith as Exhibit 2.

       (3)    None.

       (4)    None.

       (5)    None.

       (6) Form of Distribution Agreement between New England Securities Corporation and the Fund is filed herewith as Exhibit 3.

       (7)    None.

       (8) Form of Custody Agreement among the Fund, New England Mutual Life Insurance Company ("New England Financial") and Investors Fiduciary Trust Company ("IFTC") is filed herewith as Exhibit 4.

       (9)(a) Form of Transfer Agency Agreement by and between the Fund and Reich & Tang Services, L.P. is filed herewith as Exhibit 5.

       (b) Form of Service Agreement between the Fund and Interactive Financial Solutions, Inc. is filed herewith as Exhibit 6.

       (c) Form of Administrative Services Agreement between the Fund and Reich & Tang Asset Management L.P. is filed herewith as Exhibit 7.

       (10)   Form of Opinion and Consent of counsel is filed herewith as
              Exhibit 8.

       (11)   Consent of Independent Accountants to be filed by amendment.

       (12)   None.

       (13) Investment Letter of New England Financial to be filed by amendment.

       (14)   None.

       (15) Form of 12b-1 Plan relating to shares of the Fund is filed herewith as Exhibit 9.

       (16)   None.

       (17)   None.

       (18)   None.

Item 25.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
          None.

Item 26.  Number of Holders of Securities
          -------------------------------

          The number of record holders of shares of the Fund as of [       ],
          1998 is ___________.

Item 27.  Indemnification
          ---------------

     See Article 4 of the Fund's By-Laws filed herewith as Exhibit 2. In addition, the Fund maintains a trustees and officers liability insurance policy with a maximum coverage of $[ ] million under which the Fund and its trustees and officers are named insureds.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Fund's By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit of proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and other Connections of Manager
          -----------------------------------------
        None.

Item 29.  Principal Underwriters
          ----------------------

(a) New England Securities Corporation also serves as principal underwriter for:

        New England Variable Life Separate Account
        New England Variable Annuity Fund I
        New England Life Retirement Investment Account
        The New England Variable Account
        New England Variable Annuity Separate Account
        New England Zenith Fund

(b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:

                             Positions and Officer's
      Name                    Principal Underwriter            Offices with Registrant
      ----                   -----------------------           -----------------------
Thomas W. McConnell**    President, Director and Chief                   None
                         Executive Officer

Frederick K. Zimmermann* Chairman of the Board, Director       Chairman of the Board,
                                                               President, Treasurer, Clerk
                                                               and Trustee

Michael E. Toland**      Vice President, Chief                           None
                         Financial Officer, Treasurer,
                         Assistant Secretary, Assistant
                         Clerk and Chief Financial
                         Officer

John Peruzzi**           Assistant Vice President and                    None
                         Controller

Anne M. Goggin*          Vice President, General                         None
                         Counsel, Secretary and Clerk

Mark F. Greco**          Vice President and Chief                        None
                         Operating Officer

Bradley Anderson**       Vice President and Chief                        None
                         Operating Officer

Laura A. Hutner**        Vice President                                  None

Mitchell A. Karman*      Vice President                                  None

Robert F. Regan***       Vice President                                  None

Jonathan M. Rozek**      Vice President                                  None

Larry Thiel              Vice President                                  None

Robert E. Schneider*     Director                                        None


*    Business Address: 501 Boylston Street, Boston, MA 02116
**   Business Address: 399 Boylston Street, Boston, MA 02116
***  Business Address: 500 Boylston Street, Boston, MA 02116

Item 30.  Location of Accounts and Records
          --------------------------------

          The following companies maintain possession of the documents required by the specified rules:

          (a) Registrant
              Rule 31a-1(a)(4)
              Rule 31a-2(a)

          (b) Investors Fiduciary Trust Company
              127 West 10th Street
              Kansas City, Missouri 64105

              Rule 31a-1(a)
              Rule 31a-1(b)(1), (2), (3), (5), (6),
              (7), (8)
              Rule 31a-2(a)

          (c) Reich & Tang Asset Management L.P.
              600 Fifth Avenue

              New York, NY 10020-2302

              Rule 31a-1(a); 31a-1(b)(9), (10),
              (11); 31a-1(f)
              Rule 31a-2(a); 31a-2(e)

          (d) New England Securities Corporation
              399 Boylston Street
              Boston, Massachusetts 02116

              Rule 31a-1(d)
              Rule 31a-2(c)

Item 31.  Management Services
          -------------------

          Not applicable.

Item 32.  Undertakings
          ------------

       (a) The Registrant undertakes to provide the Fund's annual report to any person who receives a Fund prospectus and who requests the annual report.

                                     ********

A copy of the Agreement and Declaration of Trust establishing e~navigator Fund is on file with the Secretary of State of the Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement is executed on behalf of the Fund by officers of the Fund as officers and not individually and that the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Fund.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the city of Boston and the Commonwealth of Massachusetts on the twenty-first day of September, 1998.

                                 e-navigator Fund

                                 By /s/ Frederick K. Zimmermann
                                   ----------------------------
                                    Frederick K. Zimmermann
                                    President

    Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.



                                         /s/  Frederick K. Zimmermann
                                 -----------------------------------------
                                             Frederick K. Zimmermann
                                 President, Treasurer, Clerk and Sole Trustee
                                             September 21, 1998